Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000205035_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000205035_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000205035_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%
C000071918_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000071918_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000071918_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000080864_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000080864_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000080864_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000080866_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000080866_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000080866_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000069437_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000069437_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000069437_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000211072_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000211072_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000211072_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%
C000212505_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000212505_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000212505_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.10%
C000234208_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000234208_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000242615_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%
C000242615_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.28%
C000234202_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000234202_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000234201_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000234201_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000234211_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000234211_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000234203_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000234203_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000234206_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000234206_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000235237_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000235237_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%
C000071916_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000071916_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000071916_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000242614_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000242614_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.54%
C000234204_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000234204_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000234212_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000234212_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000203452_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000203452_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000203452_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.35%
C000191329_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.17%
C000191329_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.62%
C000191329_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.53%
C000071914_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000071914_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000071914_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000234205_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000234205_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.81%
C000234210_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000234210_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000080862_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000080862_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000080862_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000235236_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000235236_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.39%
C000238445_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000238445_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.95%
C000215141_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000215141_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000215141_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%
C000234209_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000234209_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000071917_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000071917_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000071917_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000071913_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000071913_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000071913_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000234207_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000234207_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%
C000205035_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.54%
C000205035_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.40%
C000205035_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%
C000205035_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000205035_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000205035_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%
C000071918_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.45%
C000071918_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%
C000071918_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.30%
C000071918_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000071918_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000071918_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%
C000080864_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.10%
C000080864_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.16%
C000080864_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.88%
C000080864_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000080864_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000080864_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000080866_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.33%
C000080866_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.59%
C000080866_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.00%
C000080866_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000080866_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000080866_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000069437_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.02%
C000069437_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%
C000069437_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.19%
C000211072_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.58%
C000211072_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.29%
C000211072_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%
C000212505_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.69%
C000212505_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.11%
C000212505_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.72%
C000234208_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%
C000234208_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000234208_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%
C000234208_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%
C000234208_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000234208_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%
C000242615_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%
C000242615_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	15.79%
C000242615_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.70%
C000242615_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%
C000234202_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.41%
C000234202_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%
C000234202_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.41%
C000234202_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.72%
C000234202_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000234202_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000234201_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.53%
C000234201_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.23%
C000234201_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.12%
C000234201_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%
C000234201_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000234201_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000234211_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.74%
C000234211_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000234211_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000234211_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%
C000234203_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.68%
C000234203_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%
C000234203_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000234203_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000234206_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%
C000234206_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.83%
C000234206_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.37%
C000234206_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%
C000234206_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000234206_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000235237_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%
C000235237_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%
C000235237_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000235237_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.29%
C000071916_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.30%
C000071916_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.08%
C000071916_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.30%
C000071916_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%
C000071916_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.08%
C000071916_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.30%
C000071916_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000071916_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000071916_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%
C000242614_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.42%
C000242614_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.59%
C000242614_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.19%
C000242614_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.99%
C000234204_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.88%
C000234204_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%
C000234204_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000234204_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000234212_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%
C000234212_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%
C000234212_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.41%
C000234212_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%
C000234212_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000234212_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%
C000203452_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.12%
C000203452_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.05%
C000203452_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.74%
C000191329_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%
C000191329_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.29%
C000191329_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.65%
C000071914_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%
C000071914_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.56%
C000071914_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.30%
C000071914_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%
C000071914_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%
C000071914_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.95%
C000071914_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000071914_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000071914_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%
C000234205_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.73%
C000234205_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%
C000234205_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000234205_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.66%
C000234210_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
C000234210_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%
C000234210_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000234210_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%
C000080862_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.02%
C000080862_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.92%
C000080862_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.46%
C000080862_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000080862_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000080862_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000235236_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.42%
C000235236_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%
C000235236_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.76%
C000235236_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%
C000238445_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.31%
C000238445_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%
C000238445_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000238445_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.70%
C000215141_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.73%
C000215141_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.76%
C000215141_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.41%
C000215141_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%
C000215141_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.77%
C000215141_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%
C000234209_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.72%
C000234209_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000234209_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000234209_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%
C000071917_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%
C000071917_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.80%
C000071917_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.26%
C000071917_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%
C000071917_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.63%
C000071917_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.65%
C000071917_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000071917_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000071917_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%
C000071913_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%
C000071913_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.26%
C000071913_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.23%
C000071913_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%
C000071913_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.69%
C000071913_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%
C000234207_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%
C000234207_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%
C000234207_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.15%
C000234207_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	4.82%
C000234207_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000234207_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%